[photo of mountains]


                                            Semiannual Report December 31, 1999

Oppenheimer
Gold & Special Minerals Fund

                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

In the fall, gold markets rose sharply in response to an agreement among European central banks to limit sales of gold reserves, then later slumped as sales of reserves continued.

We concentrated on core holdings of well-capitalized senior gold producers, many of which benefited from the market's initial rise and avoiding being caught in subsequent declines.

We also benefited from investments in fast-growing special minerals producers, most notably in palladium and platinum.

Contents

 1  President's Letter

 3  An Interview
    with Your Fund's
    Managers

 9  Financial
    Statements

26  Officers and Trustees

27  OppenheimerFunds
    Family

---------------------------
Cumulative
Total Returns
For the 6-Month Period
Ended 12/31/99*

Class A
Without     With
Sales Chg.  Sales Chg.
---------------------------
8.37%       2.14%

Class B
Without     With
Sales Chg.  Sales Chg.
---------------------------
7.99%       2.99%

Class C
Without     With
Sales Chg.  Sales Chg.
---------------------------
8.05%       7.05%


----------------------
  Not FDIC Insured.
  No Bank Guarantee.
  May Lose Value.
----------------------

  * See page 7 for further details.

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[photo]
Bridget A. Macaskill
President
Oppenheimer
Gold & Special
Minerals Fund

Dear shareholder,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.
      In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.
      As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns, and overall, foreign stocks outperformed U.S. stocks in 1999.
      Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.
      We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving

1              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.
      Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.
     What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risk and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
January 24, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.

2              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[photo]
Portfolio Management
Team (l to r)
Frank Jennings
Shanquan Li

Q. How did Oppenheimer Gold & Special Minerals Fund perform during the last six months?

A. Despite a volatile market in which gold prices rose sharply and then fell again, gold prices ended the period only slightly higher than the point at which they began the period. The investment environment proved more favorable for the special mineral markets in which the Fund invests. As a result of our exposure to these special minerals and our disciplined, conservative approach to the gold market, the Fund succeeded in providing investors with a positive return.

What made this such a volatile period for gold?

Gold markets fell during the first half of 1999 due to concerns set off when a number of central banks and the International Monetary Fund either sold or announced plans to sell significant portions of their gold reserves. By the beginning of July, gold prices had dipped to 20-year lows of just over $250 per ounce. Prices remained at these levels until September, when the 15 European central banks announced an agreement to limit gold sales. As a result, the price of gold rose sharply, cresting at nearly $325 per ounce in early October. However, under continued pressure from central bank sales, gold prices quickly lost momentum, falling under $300 per ounce by late October and remaining there for the rest of the period.


3              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

How did the Fund respond to these conditions?

Among gold stocks, we maintained our focus on large, mature companies with strong balance sheets, relatively low operational costs and highly liquid shares. Our holdings of companies such as Placer Dome, Inc. and Newmont Mining Corp. performed relatively well since these companies are strongly positioned to benefit from rising gold prices and are widely considered financially sound enough to withstand the economic pressures associated with falling gold prices. The Fund also benefited from investments in strongly positioned smaller companies, several of which were acquired in the wave of business consolidation that swept the industry during the period.
     In the special minerals sector, where approximately 20% of the Fund's portfolio was allocated, we concentrated on companies with high earnings growth, such as Stillwater Mining Co. and Impala Platinum Holdings Ltd. Our focus on earnings growth is one of the characteristics that differentiates the Fund from most of its peers. In particular, we scored notable successes with stocks of platinum and palladium producers. The performance of these companies was driven by strong industrial demand for platinum and palladium in a variety of electronics and in environmentally mandated catalytic converters, as well as by consumer demand for platinum jewelry. The Fund also benefited from investments in copper and nickel producers because of growing demand for these basic industrial metals in the recovering markets of Europe and Asia.

[callout]
---------------------
"Over the long term,
we see strong
fundamentals
in the market
for gold and
special minerals."
---------------------
[end callout]

4              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

What is your outlook for the future?

We believe gold remains as attractive as ever as a hedge against declines in other sectors of the economy. Historically, gold prices and gold stocks have risen sharply when the prices of other assets have dropped. That's why ownership of gold is viewed by many as insurance against loss of value in other investments, such as stocks and bonds.
      Over the long term, we see strong fundamentals in the market for gold and special minerals. As the level of economic activity accelerates around the world, demand for these essential commodities is likely to accelerate with it. We believe the companies in which we invest are strongly positioned to benefit from that growing demand. In particular, the long-term outlook for gold remains positive because worldwide demand has, for many years, outpaced mining production. Although central bank sales have filled the gap between supply and demand thus far, their gold reserves are finite. Eventually, we believe it likely that demand will drive prices higher, creating favorable conditions for the types of companies in which we invest. We also see continuing investment opportunities among platinum and palladium producers. Only a handful of major companies worldwide supply the growing market for these metals, and few reserves are held above ground.


---------------------------------
Average Annual
Total Returns
For the Periods Ended 12/31/99(1)

Class A
1-Year   5-Year   10-Year
---------------------------------
8.77%    -5.25%   -2.61%

Class B           Since
1-Year   5-Year   Inception
---------------------------------
9.63%      N/A    -4.40%

Class C           Since
1-Year   5-Year   Inception
---------------------------------
13.56%     N/A    -3.89%
---------------------------------

1. See page 7 for further details.

5              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

However the gold and special mineral markets perform in the future, we believe our conservative, disciplined investment approach will help us identify the firms best positioned to survive and thrive. That's why Oppenheimer Gold & Special Minerals Fund remains part of The Right Way to Invest.

Top Ten Stock Holdings(3)
----------------------------------------------------------
Stillwater Mining Co.                                 7.3%
----------------------------------------------------------
Franco-Nevada Mining Corp. Ltd.                       6.9
----------------------------------------------------------
Newmont Mining Corp.                                  5.7
----------------------------------------------------------
Impala Platinum Holdings Ltd.                         5.3
----------------------------------------------------------
Anglogold Ltd.                                        4.9
----------------------------------------------------------
Barrick Gold Corp.                                    4.8
----------------------------------------------------------
Placer Dome, Inc.                                     4.2
----------------------------------------------------------
Homestake Mining Co.                                  3.9
----------------------------------------------------------
Gold Fields Ltd.                                      3.4
----------------------------------------------------------
Normandy Mining Ltd.                                  2.9
----------------------------------------------------------

-------------------------
Portfolio Allocation(2)
* Gold & Precious
  Minerals          78.1%
* Metals            19.3
* Cash Equivalents   0.8
* Other              1.8
-------------------------

2. Portfolio is subject to change. Percentages are as of December 31, 1999, and are based on total market value of investments.
3. Portfolio is subject to change. Percentages are as of December 31, 1999, and are based on total market value of common stocks.

6              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.

Class A shares were first publicly offered on 7/19/83. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.


7              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Financials


8              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  December 31, 1999 / Unaudited
--------------------------------------------------------------------------------

                                                                                          Market Value
                                                                            Shares          See Note 1
======================================================================================================
 Common Stocks--97.8%
------------------------------------------------------------------------------------------------------
 Basic Materials--96.0%
------------------------------------------------------------------------------------------------------
 Gold & Precious Minerals--76.8%
------------------------------------------------------------------------------------------------------
 Gold--8.4%
 Barrick Gold Corp.                                                         71,860         $ 1,278,515
------------------------------------------------------------------------------------------------------
 Chugai Mining Co. Ltd.(1)                                                 520,000             503,570
------------------------------------------------------------------------------------------------------
 Franco-Nevada Mining Corp. Ltd.                                           482,940           7,391,088
                                                                                           -----------
                                                                                             9,173,173

------------------------------------------------------------------------------------------------------
 Gold Mining: Australia--7.1%
 Delta Gold NL                                                           1,000,000           1,527,525
------------------------------------------------------------------------------------------------------
 Lihir Gold Ltd.(1)                                                      2,500,000           1,823,175
------------------------------------------------------------------------------------------------------
 Newcrest Mining Ltd.(1)                                                   700,000           2,391,480
------------------------------------------------------------------------------------------------------
 Ranger Minerals NL                                                        300,000             433,620
------------------------------------------------------------------------------------------------------
 Sons of Gwalia Ltd.                                                       453,019           1,517,931
------------------------------------------------------------------------------------------------------
 Zimbabwe Platinum Mines Ltd.(1)                                           200,000              91,980
                                                                                          ------------
                                                                                             7,785,711

------------------------------------------------------------------------------------------------------
 Gold Mining: Canada--15.4%
 Agnico-Eagle Mines Ltd.                                                   280,000           2,050,715
------------------------------------------------------------------------------------------------------
 Barrick Gold Corp.                                                        292,000           5,164,750
------------------------------------------------------------------------------------------------------
 Cambior, Inc.                                                             550,000             691,633
------------------------------------------------------------------------------------------------------
 Francisco Gold Corp.(1)                                                    74,000             299,109
------------------------------------------------------------------------------------------------------
 Goldcorp, Inc., Cl. A(1)                                                  323,900           1,891,076
------------------------------------------------------------------------------------------------------
 Placer Dome, Inc.                                                         420,000           4,515,000
------------------------------------------------------------------------------------------------------
 Teck Corp., Cl. B                                                         239,800           2,253,355
                                                                                           -----------
                                                                                            16,865,638


------------------------------------------------------------------------------------------------------
 Gold Related Investment--2.8%
 Normandy Mining Ltd.                                                    4,321,389           3,066,285



9              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          Market Value
                                                                            Shares          See Note 1
------------------------------------------------------------------------------------------------------
 Gold Mining: South Africa--16.6%
 Anglogold Ltd.                                                            101,050         $ 5,204,137
------------------------------------------------------------------------------------------------------
 Anglogold Ltd., Sponsored ADR                                              48,000           1,233,000
------------------------------------------------------------------------------------------------------
 Ashanti Goldfields Co. Ltd., Sponsored GDR                                346,120             908,565
------------------------------------------------------------------------------------------------------
 Avgold Ltd.(1)                                                          1,500,000           1,037,007
------------------------------------------------------------------------------------------------------
 Durban Roodepoort Deep Ltd.(1)                                            180,000             303,050
------------------------------------------------------------------------------------------------------
 Gold Fields Ltd.                                                          742,147           3,591,521
------------------------------------------------------------------------------------------------------
 Harmony Gold Mining Co.                                                   300,000           1,927,613
------------------------------------------------------------------------------------------------------
 IAMGOLD, International African Mining Gold Corp.(1)                       180,000             404,201
------------------------------------------------------------------------------------------------------
 Meridian Gold, Inc.(1)                                                    340,400           2,304,926
------------------------------------------------------------------------------------------------------
 Randfontein Estates Ltd.                                                  190,000             265,799
------------------------------------------------------------------------------------------------------
 Western Areas Ltd.(1)                                                     265,000             969,906
                                                                                           -----------
                                                                                            18,149,725

------------------------------------------------------------------------------------------------------
 Gold Mining: United States--9.8%
 Battle Mountain Gold Co.(1)                                               217,200             447,975
------------------------------------------------------------------------------------------------------
 Homestake Mining Co.                                                      530,000           4,140,625
------------------------------------------------------------------------------------------------------
 Newmont Mining Corp.                                                      247,871           6,072,839
                                                                                           -----------
                                                                                            10,661,439

------------------------------------------------------------------------------------------------------
 Platinum Mining--16.7%
 Anglo American Platinum Corp. Ltd.                                         73,600           2,238,829
------------------------------------------------------------------------------------------------------
 Anglo American Platinum Corp. Ltd., ADR                                    83,718           2,542,457
------------------------------------------------------------------------------------------------------
 Impala Platinum Holdings Ltd.                                             140,000           5,670,598
------------------------------------------------------------------------------------------------------
 Stillwater Mining Co.(1)                                                  243,000           7,745,625
                                                                                           -----------
                                                                                            18,197,509
                                                                                           -----------
                                                                                            83,899,480

------------------------------------------------------------------------------------------------------
 Metals--19.2%
------------------------------------------------------------------------------------------------------
 Aluminum--3.5%
 Billiton plc                                                              220,600           1,301,676
------------------------------------------------------------------------------------------------------
 Kaiser Aluminum Corp.(1)                                                  130,000             999,375
------------------------------------------------------------------------------------------------------
 Outokumpu OY                                                              111,800           1,580,843
                                                                                           -----------
                                                                                             3,881,894

10              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                                          Market Value
                                                                            Shares          See Note 1
------------------------------------------------------------------------------------------------------
 Copper--3.5%
 Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)                            125,000         $ 2,320,312
------------------------------------------------------------------------------------------------------
 Jiangxi Copper Company Ltd., H Shares(1)                                1,200,000             134,302
------------------------------------------------------------------------------------------------------
 Phelps Dodge Corp.                                                         20,000           1,342,500
                                                                                          ------------
                                                                                             3,797,114

------------------------------------------------------------------------------------------------------
 Metals: Diversified--7.6%
 Brush Wellman, Inc.                                                       104,800           1,761,950
------------------------------------------------------------------------------------------------------
 Cia de Minas Buenaventura SA, Sponsored ADR, B Shares                     120,000           1,927,500
------------------------------------------------------------------------------------------------------
 Cominco Ltd.                                                               29,200             612,326
------------------------------------------------------------------------------------------------------
 Dia Met Minerals Ltd., Cl. B(1)                                            50,000             794,583
------------------------------------------------------------------------------------------------------
 Rio Tinto plc                                                              56,000           1,352,497
------------------------------------------------------------------------------------------------------
 Sumitomo Metal Mining Co.                                                 240,000             535,264
------------------------------------------------------------------------------------------------------
 WMC Ltd.(1)                                                               229,100           1,264,357
                                                                                          ------------
                                                                                             8,248,477

------------------------------------------------------------------------------------------------------
 Metals: Miscellaneous--3.1%
 Caemi Mineracao e Metalurgia SA, Preference(1)                         11,179,000             803,786
------------------------------------------------------------------------------------------------------
 Liuka Resources Ltd.                                                      600,000           1,592,568
------------------------------------------------------------------------------------------------------
 Union Miniere SA                                                           25,000             971,176
                                                                                          ------------
                                                                                             3,367,530

------------------------------------------------------------------------------------------------------
 Nickel--1.5%
 Inco Ltd.(1)                                                               70,000           1,645,000
                                                                                          ------------
                                                                                            20,940,016

------------------------------------------------------------------------------------------------------
 Capital Goods--0.5%
------------------------------------------------------------------------------------------------------
 Manufacturing--0.5%
 Maverick Tube Corp.(1)                                                     21,800             538,188
------------------------------------------------------------------------------------------------------
 Consumer Staples--1.3%
------------------------------------------------------------------------------------------------------
 Household Goods--1.3%
 Antofagasta plc                                                           200,000           1,389,331
                                                                                          ------------
 Total Common Stocks (Cost $95,396,923)                                                    106,767,014


======================================================================================================
 Preferred Stocks--0.9%
 Ashanti Goldfields Co. Ltd., A Shares(2)                                   88,888              66,666
------------------------------------------------------------------------------------------------------
 Battle Mountain Gold Co., $3.25 Cum. Cv., Non-Vtg.                         33,900             870,806
                                                                                          ------------
 Total Preferred Stocks (Cost $1,866,040)                                                      937,472


11              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              Face        Market Value
                                                                            Amount          See Note 1
======================================================================================================
 Repurchase Agreements--0.8%
 Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated 12/31/99, to be repurchased at $900,206 on 1/3/00, collateralized by U.S. Treasury Bonds, 5.25%-12%, 2/15/01-11/15/28, with a value of
 $353,241 and U.S. Treasury Nts., 5%-7.50%, 12/31/00-2/15/07, with
 a value of $565,282 (Cost $900,000)                                      $900,000        $    900,000
------------------------------------------------------------------------------------------------------
 Total Investments, at Value  (Cost $98,162,963)                              99.5%        108,604,486
------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                               0.5             539,340
                                                                          ----------------------------
 Net Assets                                                                  100.0%       $109,143,826
                                                                          ============================



FOOTNOTES TO STATEMENT OF INVESTMENTS

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 Geographic Diversification                                 Market Value             Percent
--------------------------------------------------------------------------------------------
 Canada                                                     $ 31,296,277              28.8%
 United States                                                27,140,196              25.0
 South Africa                                                 25,892,481              23.8
 Australia                                                    13,775,587              12.7
 Great Britain                                                 4,043,505               3.7
 Peru                                                          1,927,500               1.8
 Finland                                                       1,580,842               1.5
 Japan                                                         1,038,834               1.0
 Belgium                                                         971,176               0.9
 Brazil                                                          803,786               0.7
 Hong Kong                                                       134,302               0.1
                                                            --------------------------------
 Total                                                      $108,604,486             100.0%
                                                            ================================


1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


12              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 December 31, 1999
==========================================================================================
 Assets
 Investments, at value (cost $98,162,963)--see accompanying statement        $ 108,604,486
------------------------------------------------------------------------------------------
 Cash                                                                            1,095,393
------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency exchange contracts                        337
------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                              1,295,054
 Interest and dividends                                                             17,607
 Other                                                                               9,300
                                                                              ------------
 Total assets                                                                  111,022,177

==========================================================================================
 Liabilities
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                            827,099
 Investments purchased                                                             711,396
 Trustees' compensation                                                            107,047
 Shareholder reports                                                                88,342
 Distribution and service plan fees                                                 62,782
 Transfer and shareholder servicing agent fees                                      56,373
 Other                                                                              25,312
                                                                              ------------
 Total liabilities                                                               1,878,351

==========================================================================================
 Net Assets                                                                   $109,143,826
                                                                              ============
==========================================================================================
 Composition of Net Assets
 Paid-in capital                                                              $123,763,475
------------------------------------------------------------------------------------------
 Overdistributed net investment income                                          (1,407,495)
------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                                         (23,653,770)
------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                       10,441,616
                                                                              ------------
 Net assets                                                                   $109,143,826
                                                                              ============

==========================================================================================
 Net Asset Value Per Share
------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $82,335,714 and 7,873,557 shares of beneficial interest outstanding)               $10.46
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                        $11.10
------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,303,118
 and 1,874,921 shares of beneficial interest outstanding)                           $10.30
------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,504,994
 and 726,731 shares of beneficial interest outstanding)                             $10.33

See accompanying Notes to Financial Statements.


13              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended December 31, 1999
==========================================================================================
 Investment Income
 Dividends (net of foreign withholding taxes of $59,437)                        $  933,479
------------------------------------------------------------------------------------------
 Interest                                                                           60,449
                                                                                ----------
 Total income                                                                      993,928

==========================================================================================
 Expenses
 Management fees                                                                   387,691
------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                            86,945
 Class B                                                                            84,913
 Class C                                                                            34,154
------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                     134,397
------------------------------------------------------------------------------------------
 Shareholder reports                                                                70,810
------------------------------------------------------------------------------------------
 Trustees' compensation                                                             18,250
------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                         1,770
------------------------------------------------------------------------------------------
 Other                                                                              18,854
                                                                                ----------
 Total expenses                                                                    837,784
 Less expenses paid indirectly                                                      (1,199)
                                                                                ----------
 Net expenses                                                                      836,585


==========================================================================================
 Net Investment Income                                                             157,343

==========================================================================================
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                                     3,945,001
 Foreign currency transactions                                                    (659,284)
                                                                                ----------
 Net realized gain                                                               3,285,717
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                                     5,297,329
 Translation of assets and liabilities denominated in foreign currencies           781,944
                                                                                ----------
 Net change                                                                      6,079,273
                                                                                ----------
 Net realized and unrealized gain                                                9,364,990

==========================================================================================
 Net Increase in Net Assets Resulting from Operations                           $9,522,333
                                                                                ==========


See accompanying Notes to Financial Statements.

14              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        Six Months                Year
                                                                             Ended               Ended
                                                                     Dec. 31, 1999            June 30,
                                                                       (Unaudited)                1999
======================================================================================================
 Operations
 Net investment income                                                $    157,343         $   446,320
------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                3,285,717          (1,538,761)
------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation                   6,079,273          13,220,094
                                                                      --------------------------------
 Net increase in net assets resulting from operations                    9,522,333          12,127,653


======================================================================================================
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                                (1,482,387)           (152,625)
 Class B                                                                  (229,633)                 --
 Class C                                                                   (90,802)                 --

======================================================================================================
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                (2,278,392)         (9,546,621)
 Class B                                                                 3,625,834           2,373,711
 Class C                                                                 1,134,334            (269,738)

======================================================================================================
 Net Assets
 Total increase                                                         10,201,287           4,532,380
------------------------------------------------------------------------------------------------------
 Beginning of period                                                    98,942,539          94,410,159
                                                                      --------------------------------
 End of period [including undistributed (overdistributed)
 net investment income of $(1,407,495) and $237,984, respectively]    $109,143,826         $98,942,539
                                                                      ================================


See accompanying Notes to Financial Statements.

15              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months                                                      Year
                                                    Ended                                                     Ended
                                            Dec. 31, 1999                                                  June 30,
 Class A                                      (Unaudited)      1999       1998         1997        1996        1995
====================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period              $ 9.85    $ 8.81     $12.68       $14.15      $13.48      $13.28
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .04       .06        .04          .04         .04         .06
 Net realized and unrealized gain (loss)              .77      1.00      (3.87)       (1.48)        .69         .21
                                                   -----------------------------------------------------------------
 Total income (loss) from investment
 operations                                           .81      1.06      (3.83)       (1.44)        .73         .27
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.20)     (.02)      (.04)        (.03)       (.06)       (.07)
                                                   -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.20)     (.02)      (.04)        (.03)       (.06)       (.07)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $10.46    $ 9.85     $ 8.81       $12.68      $14.15      $13.48
                                                   =================================================================
====================================================================================================================
 Total Return, at Net Asset Value(1)                 8.37%    12.03%    (30.23)%     (10.20)%      5.44%       2.03%

====================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)         $82,336   $78,514   $ 78,458     $126,086    $161,769    $171,721
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $78,947   $78,932   $102,501     $149,564    $171,427    $178,579
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                               0.50%     0.62%      0.32%        0.28%       0.25%       0.45%
 Expenses                                            1.44%     1.62%      1.43%(3)     1.34%(3)    1.38%(3)    1.36%(3)
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                             9%       45%        65%          21%         38%         36%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $24,153,742 and $24,248,035, respectively.


See accompanying Notes to Financial Statements.


16              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                               Six Months                                          Year
                                                    Ended                                         Ended
                                            Dec. 31, 1999                                      June 30,
 Class B                                      (Unaudited)      1999       1998         1997        1996(5)
========================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period              $ 9.67    $ 8.70     $12.56       $14.11      $12.33
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .01        --       (.01)        (.04)       (.01)
 Net realized and unrealized gain (loss)              .75       .97      (3.85)       (1.51)       1.79
                                                   -----------------------------------------------------
 Total income (loss) from investment
 operations                                           .76       .97      (3.86)       (1.55)       1.78
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.13)       --         --           --          --
                                                   -----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.13)       --         --           --          --
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $10.30    $ 9.67     $ 8.70       $12.56      $14.11
                                                   =====================================================
========================================================================================================
 Total Return, at Net Asset Value(1)                 7.99%    11.15%    (30.73)%     (10.99)%     14.25%

========================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)         $19,303   $14,528    $10,681       $8,716      $4,882
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $16,871   $12,369    $10,150       $7,361      $2,588
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (0.35)%   (0.22)%    (0.41)%      (0.48)%     (0.25)%
 Expenses                                            2.21%     2.41%      2.21%(3)     2.16%(3)    2.22%(3)
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                             9%       45%        65%          21%         38%


 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $24,153,742 and $24,248,035, respectively.
 5. For the period from November 1, 1995 (inception of offering) to June 30,
 1996.

 See accompanying Notes to Financial Statements.


17              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                               Six Months                                          Year
                                                    Ended                                         Ended
                                            Dec. 31, 1999                                      June 30,
 Class C                                      (Unaudited)      1999       1998         1997        1996(5)
========================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period              $ 9.69    $ 8.72     $12.59       $14.13      $12.33
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          --      (.02)      (.01)        (.02)       (.01)
 Net realized and unrealized gain (loss)              .77       .99      (3.86)       (1.52)       1.81
                                                   -----------------------------------------------------
 Total income (loss) from investment
 operations                                           .77       .97      (3.87)       (1.54)       1.80
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.13)       --         --           --          --
--------------------------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.13)       --         --           --          --
                                                   -----------------------------------------------------
 Net asset value, end of period                    $10.33    $ 9.69     $ 8.72       $12.59      $14.13
                                                   =====================================================
========================================================================================================
 Total Return, at Net Asset Value(1)                 8.05%    11.12%    (30.74)%     (10.90)%     14.41%

========================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)          $7,505    $5,900     $5,271       $3,935      $1,390
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $6,784    $5,276     $4,215       $2,672      $  840
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                       (0.35)%   (0.22)%    (0.41)%      (0.45)%     (0.26)%
 Expenses                                            2.22%     2.40%      2.20%(3)     2.18(3)     2.19%(3)
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                             9%       45%        65%          21%         38%


 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $24,153,742 and $24,248,035, respectively.
 5. For the period from November 1, 1995 (inception of offering) to June 30,
 1996.

 See accompanying Notes to Financial Statements.


18              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
       The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost
(or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

19              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  Continued

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $25,900,000, which expires between 2000 and 2007.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended December 31, 1999, a provision of $4,748 was made for the Fund's projected benefit obligations and payments of $21,106 were made to retired trustees, resulting in an accumulated liability of $103,495 as of December 31, 1999.

20              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

21              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                         Six Months Ended December 31, 1999          Year Ended June 30, 1998
                                      Shares         Amount           Shares           Amount
----------------------------------------------------------------------------------------------
 Class A
 Sold                              5,588,980   $ 56,175,373       11,245,976    $ 104,670,021
 Dividends and/or distributions
 reinvested                          132,623      1,282,470           15,567          140,416
 Redeemed                         (5,821,904)   (59,736,235)     (12,193,450)    (114,357,058)
                                  ------------------------------------------------------------
 Net decrease                       (100,301)  $ (2,278,392)        (931,907)   $  (9,546,621)
                                  ============================================================
----------------------------------------------------------------------------------------------
 Class B
 Sold                              2,262,608   $ 22,829,880        2,242,622    $  20,604,492
 Dividends and/or distributions
 reinvested                           20,475        194,923               --               --
 Redeemed                         (1,911,116)   (19,398,969)      (1,967,421)     (18,230,781)
                                  ------------------------------------------------------------
 Net increase                        371,967   $  3,625,834          275,201    $   2,373,711
                                  =============================================================
----------------------------------------------------------------------------------------------
 Class C
 Sold                              1,151,502   $ 11,746,201        2,502,629    $  22,956,234
 Dividends and/or distributions
 reinvested                            8,422         80,427               --               --
 Redeemed                         (1,041,879)   (10,692,294)      (2,498,625)     (23,225,972)
                                  ------------------------------------------------------------
 Net increase (decrease)             118,045   $  1,134,334            4,004    $    (269,738)
                                  ============================================================


================================================================================
 3. Unrealized Gains and Losses on Securities

 As of December 31, 1999, net unrealized appreciation on securities of $10,441,523 was composed of gross appreciation of $28,433,500, and gross depreciation of $17,991,977.

================================================================================
 4. Management Fees and Other Transactions with Affiliates

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of aggregate net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average net assets in excess of $800 million. The Fund's management fee for the six months ended December 31, 1999, was 0.75% of the average annual net assets for each class of shares, annualized for periods of less than one full year.


22              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                        Aggregate        Class A   Commissions      Commissions      Commissions
                                        Front-End      Front-End    on Class A       on Class B       on Class C
                                    Sales Charges  Sales Charges        Shares           Shares           Shares
                                       on Class A    Retained by   Advanced by      Advanced by      Advanced by
 Six Months Ended                          Shares    Distributor   Distributor(1)   Distributor(1)   Distributor(1)
-----------------------------------------------------------------------------------------------------------------
 December 31, 1999                       $100,724        $27,933           $--         $242,008          $18,234

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                          Class A                         Class B                        Class C
                              Contingent Deferred             Contingent Deferred            Contingent Deferred
                                    Sales Charges                   Sales Charges                  Sales Charges
 Six Months Ended         Retained by Distributor         Retained by Distributor        Retained by Distributor
-----------------------------------------------------------------------------------------------------------------
 December 31, 1999                            $--                         $45,483                         $3,352

       The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended December 31, 1999, payments under the Class A Plan totaled $86,945, all of which was paid by the Distributor to recipients. That included $2,582 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

23              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
 4. Management Fees and Other Transactions with Affiliates  Continued

 Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
       The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended December 31, 1999, were as follows:

                                                               Distributor's     Distributor's
                                                                   Aggregate      Unreimbursed
                                                                Unreimbursed     Expenses as %
                         Total Payments      Amount Retained        Expenses     of Net Assets
                             Under Plan       by Distributor      Under Plan          of Class
-----------------------------------------------------------------------------------------------
 Class B Plan                   $84,913              $73,355        $863,293              4.47%
 Class C Plan                    34,154               19,265         102,429              1.36


================================================================================
 5. Foreign Currency Contracts

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
       The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

24              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

 The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
       Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

 As of December 31, 1999, the Fund had outstanding foreign currency contracts as follows:

                             Expiration             Contract     Valuation as of       Unrealized
 Contract Description              Date        Amount (000s)       Dec. 31, 1999     Appreciation
--------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Canadian Dollar (CAD)           1/3/00               CAD171            $118,438             $337

================================================================================
 6. Illiquid or Restricted Securities

 As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $66,666, which represents 0.06% of the Fund's net assets.

================================================================================
 7. Bank Borrowings

 The Fund may borrow from a bank for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions, provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement that enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
       The Fund had no borrowings outstanding during the six months ended December 31, 1999.

25              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
--------------------------------------------------------------------------------

======================================================================================
 Officers and Trustees        Leon Levy, Chairman of the Board of Trustees
                              Donald W. Spiro, Vice Chairman of the Board of Trustees
                              Bridget A. Macaskill, Trustee and President
                              Robert G. Galli, Trustee
                              Phillip A. Griffiths, Trustee
                              Benjamin Lipstein, Trustee
                              Elizabeth B. Moynihan, Trustee
                              Kenneth A. Randall, Trustee
                              Edward V. Regan, Trustee
                              Russell S. Reynolds, Jr., Trustee
                              Pauline Trigere, Trustee
                              Clayton K. Yeutter, Trustee
                              Frank Jennings, Vice President
                              Shanquan Li, Vice President
                              Andrew J. Donohue, Secretary
                              Brian W. Wixted, Treasurer
                              Robert G. Zack, Assistant Secretary
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer

======================================================================================
 Investment Advisor           OppenheimerFunds, Inc.

======================================================================================
 Distributor                  OppenheimerFunds Distributor, Inc.

======================================================================================
 Transfer and Shareholder     OppenheimerFunds Services
 Servicing Agent

======================================================================================
 Custodian of                 The Bank of New York
 Portfolio Securities

======================================================================================
 Independent Auditors         KPMG LLP

======================================================================================
 Legal Counsel                Mayer, Brown & Platt

                              The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                              This is a copy of a report to shareholders of Oppenheimer Gold & Special Minerals Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Gold & Special Minerals Fund. For material information concerning the Fund, see the Prospectus.

                              Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


26              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

========================================================================================================
 Global Equity
                         Developing Markets Fund            Global Fund
                         International Small Company Fund   Quest Global Value Fund
                         Europe Fund                        Global Growth & Income Fund
                         International Growth Fund

========================================================================================================
 Equity
                         Stock                              Stock & Bond
                         Enterprise Fund(1)                 Main Street(R) Growth & Income Fund
                         Discovery Fund                     Quest Opportunity Value Fund
                         Main Street(R) Small Cap Fund        Total Return Fund
                         Quest Small Cap Value Fund         Quest Balanced Value Fund
                         MidCap Fund                        Capital Income Fund(2)
                         Capital Appreciation Fund          Multiple Strategies Fund
                         Growth Fund                        Disciplined Allocation Fund
                         Disciplined Value Fund             Convertible Securities Fund
                         Quest Value Fund
                         Trinity Growth Fund                Specialty
                         Trinity Core Fund                  Real Asset Fund
                         Trinity Value Fund                 Gold & Special Minerals Fund

========================================================================================================
 Fixed Income
                         Taxable                            Municipal
                         International Bond Fund            California Municipal Fund(3)
                         World Bond Fund                    Main Street(R) California Municipal Fund(3)
                         High Yield Fund                    Florida Municipal Fund(3)
                         Champion Income Fund               New Jersey Municipal Fund(3)
                         Strategic Income Fund              New York Municipal Fund(3)
                         Bond Fund                          Pennsylvania Municipal Fund(3)
                         Senior Floating Rate Fund          Municipal Bond Fund
                         U.S. Government Trust              Insured Municipal Fund
                         Limited-Term Government Fund       Intermediate Municipal Fund
                                                            Rochester Division
                                                            Rochester Fund Municipals
                                                            Limited Term New York Municipal Fund

========================================================================================================
 Money Market(4)
                         Money Market Fund                 Cash Reserves


 1. Effective July 1, 1999, this fund is closed to new investors.
 2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
 Fund."
 3. Available to investors only in certain states.
 4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
 Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
 (C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


27              OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

                   As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website-- we're here to help.

--------------------------------------------------------------------------------
                   Internet
                   24-hr access to account information and transactions www.oppenheimerfunds.com

--------------------------------------------------------------------------------
                   General Information
                   Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
                   1.800.525.7048

--------------------------------------------------------------------------------
                   Telephone Transactions
                   Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
                   1.800.852.8457

--------------------------------------------------------------------------------
                   PhoneLink
                   24-hr automated information and automated transactions 1.800.533.3310

--------------------------------------------------------------------------------
                   Telecommunications Device for the Deaf (TDD)
                   Mon-Fri 8:30am-7pm ET
                   1.800.843.4461

--------------------------------------------------------------------------------
                   OppenheimerFunds Information Hotline
                   24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
                   1.800.835.3104

--------------------------------------------------------------------------------
                   Transfer and Shareholder Servicing Agent
                   OppenheimerFunds Services
                   P.O. Box 5270, Denver, CO 80217-5270


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                                                                    Distributors

RS0410.001.1299  February 29, 2000